PIA HIGH YIELD FUND
Schedule of Investments - February 28, 2021 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	94.7%
	Advertising	1.5%
	Clear Channel International BV
$550,000	6.625%, due 8/1/25 (a)		$580,938
	Clear Channel Outdoor Holdings, Inc.
325,000	7.75%, due 4/15/28 (a)		329,704
			910,642
	Aerospace/Defense	2.2%
	F-Brasile SpA / F-Brasile US LLC
700,000	7.375%, due 8/15/26 (a)		710,499
	Triumph Group, Inc.
700,000	7.75%, due 8/15/25		687,750
			1,398,249
	Auto Manufacturers	1.0%
	PM General Purchaser LLC
550,000	9.50%, due 10/1/28 (a)		606,210
	Auto Parts & Equipment	1.6%
	Dealer Tire LLC / DT Issuer LLC
650,000	8.00%, due 2/1/28 (a)		697,125
	Real Hero Merger Sub 2, Inc.
325,000	6.25%, due 2/1/29 (a)		335,156
			1,032,281
	Building & Construction	1.1%
	Brundage-Bone Concrete Pumping Holdings, Inc.
650,000	6.00%, due 2/1/26 (a)		673,810
	Building Materials	3.4%
	Core & Main Holdings LP
550,000	8.625% Cash or 9.375% PIK, due 9/15/24 (a) (c)		560,115
	CP Atlas Buyer, Inc.
650,000	7.00%, due 12/1/28 (a)		676,406
	Northwest Hardwoods, Inc.
400,000	7.50%, due 8/1/21 (a) (d) (e)		176,000
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (a) (d) (e)		176,000
	SRM Escrow Issuer LLC
550,000	6.00%, due 11/1/28 (a)		572,343
			2,160,864
	Chemicals	6.3%
	Consolidated Energy Finance SA
410,000	6.875%, due 6/15/25 (a)		417,944
200,000	6.50%, due 5/15/26 (a)		202,500
	CSTN Merger Sub, Inc.
600,000	6.75%, due 8/15/24 (a)		567,687
	GPD Cos, Inc.
100,000	10.125%, due 4/1/26 (a)		110,875
	Innophos Holdings, Inc.
500,000	9.375%, due 2/15/28 (a)		544,063

	Iris Holdings, Inc.
350,000	8.75% Cash or 10.000% PIK, due 2/15/26 (a) (c)		354,813
	Koppers, Inc.
550,000	6.00%, due 2/15/25 (a)		568,218
	Methanex Corp.
550,000	5.125%, due 10/15/27		569,498
	Neon Holdings, Inc.
550,000	10.125%, due 4/1/26 (a)		609,813
			3,945,411
	Commercial Services	1.6%
	APX Group, Inc.
100,000	8.50%, due 11/1/24		105,365
315,000	6.75%, due 2/15/27 (a)		335,868
	Nielsen Finance LLC / Nielsen Finance Co.
550,000	5.625%, due 10/1/28 (a)		582,656
			1,023,889
	Construction Machinery	1.0%
	Capitol Investment Merger Sub 2 LLC
600,000	10.00%, due 8/1/24 (a)		652,062
	Consumer Cyclical Services	1.8%
	CoreCivic, Inc.
550,000	4.75%, due 10/15/27		492,938
	Photo Holdings Merger Sub, Inc.
620,000	8.50%, due 10/1/26 (a)		666,153
			1,159,091
	Consumer Services	2.2%
	Cimpress Plc
650,000	7.00%, due 6/15/26 (a)		687,869
	Quad Graphics, Inc.
700,000	7.00%, due 5/1/22		698,960
			1,386,829
	Containers and Packaging	3.9%
	Matthews International Corp.
650,000	5.25%, due 12/1/25 (a)		662,119
	Pactiv LLC
500,000	8.375%, due 4/15/27		574,280
	Plastipak Holdings, Inc.
680,000	6.25%, due 10/15/25 (a)		699,974
	Trident TPI Holdings, Inc.
500,000	6.625%, due 11/1/25 (a)		509,323
			2,445,696
	Diversified Financial Services	0.8%
	VistaJet Malta Finance PLC / XO Management Holding, Inc.
450,000	10.50%, due 6/1/24 (a)		480,375
	Diversified Manufacturing	0.4%
	FXI Holdings, Inc.
197,000	12.25%, due 11/15/26 (a)		223,809
	Engineering & Construction	2.1%
	New Enterprise Stone & Lime Co., Inc.
600,000	6.25%, due 3/15/26 (a)		619,125
	PowerTeam Services LLC
650,000	9.033%, due 12/4/25 (a)		721,500
			1,340,625

	Enterprise Software & Services	1.1%
	Rocket Software, Inc.
700,000	6.50%, due 2/15/29 (a)		697,813
	Entertainment	0.9%
	Powdr Corp.
550,000	6.00%, due 8/1/25 (a)		576,813
	Environmental Control	1.0%
	Tervita Corp.
600,000	11.00%, due 12/1/25 (a)		649,500
	Financial Services	0.9%
	Arrow Bidco LLC
650,000	9.50%, due 3/15/24 (a)		587,369
	Food and Beverage	2.4%
	Dean Foods Co.
600,000	6.50%, due 3/15/23 (a) (d)		12,375
	Dole Food Co, Inc.
331,000	7.25%, due 6/15/25 (a)		339,654
	H-Food Holdings LLC / Hearthside Finance Co, Inc.
500,000	8.50%, due 6/1/26 (a)		520,763
	Sigma Holdco BV
600,000	7.875%, due 5/15/26 (a)		615,189
			1,487,981
	Food Wholesale/Distribution	2.0%
	United Natural Foods, Inc.
550,000	6.75%, due 10/15/28 (a)		576,813
	US Foods, Inc.
550,000	6.25%, due 4/15/25 (a)		587,171
100,000	4.75%, due 2/15/29 (a)		101,875
			1,265,859
	Forest and Paper Products Manufacturing	0.9%
	Schweitzer-Mauduit International, Inc.
550,000	6.875%, due 10/1/26 (a)		587,252
	Hardware	0.4%
	Everi Payments Inc.
250,000	7.50%, due 12/15/25 (a)		260,286
	Healthcare - Products	1.1%
	Varex Imaging Corp.
650,000	7.875%, due 10/15/27 (a)		716,625
	Healthcare - Services	1.5%
	Hadrian Merger Sub, Inc.
664,000	8.50%, due 5/1/26 (a)		692,924
	Syneos Health, Inc.
250,000	3.625%, due 1/15/29 (a)		245,469
			938,393
	Home Improvement	0.9%
	Apex Tool Group LLC/BC Mountain Finance, Inc.
600,000	9.00%, due 2/15/23 (a)		597,000
	Household Products/Warehouse	1.1%
	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
650,000	5.00%, due 12/31/26 (a)		669,650

	Industrial - Other	2.2%
	Brand Energy & Infrastructure Services, Inc.
650,000	8.50%, due 7/15/25 (a)		651,625
	Cleaver-Brooks, Inc.
725,000	7.875%, due 3/1/23 (a)		714,955
			1,366,580
	Machinery - Thermal Process	1.1%
	GrafTech Finance, Inc.
650,000	4.625%, due 12/15/28 (a)		663,943
	Machinery Manufacturing	4.3%
	Granite US Holdings Corp.
450,000	11.00%, due 10/1/27 (a)		505,125
	JPW Industries Holding Corp.
825,000	9.00%, due 10/1/24 (a)		833,250
	MAI Holdings, Inc.
600,000	9.50%, due 6/1/23 (a) (e)		126,000
	Titan Acquisition Ltd. / Titan Co-Borrower LLC
600,000	7.75%, due 4/15/26 (a)		619,500
	Titan International, Inc.
657,000	6.50%, due 11/30/23		649,540
			2,733,415
	Manufactured Goods	3.2%
	FXI Holdings, Inc.
634,000	7.875%, due 11/1/24 (a)		645,095
	Grinding Media Inc./ MC Grinding Media Canada, Inc.
700,000	7.375%, due 12/15/23 (a)		714,875
	Park-Ohio Industries, Inc.
660,000	6.625%, due 4/15/27		672,962
			2,032,932
	Marine Transportation	0.9%
	Altera Infrastructure LP/Teekay Offshore Finance Corp.
600,000	8.50%, due 7/15/23 (a)		546,000
	Media Entertainment	3.0%
	Diamond Sports Group LLC / Diamond Sports Finance Co.
620,000	5.375%, due 8/15/26 (a)		439,239
	Getty Images, Inc.
565,000	9.75%, due 3/1/27 (a)		602,324
	Meredith Corp.
275,000	6.50%, due 7/1/25 (a)		293,734
500,000	6.875%, due 2/1/26		511,107
			1,846,404
	Metals and Mining	4.4%
	Arconic Corp.
100,000	6.125%, due 2/15/28 (a)		105,721
	Harsco Corp.
600,000	5.75%, due 7/31/27 (a)		626,625
	Rain CII Carbon LLC/CII Carbon Corp.
650,000	7.25%, due 4/1/25 (a)		667,222
	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
700,000	7.50%, due 6/15/25 (a)		727,773
	TMS International Holding Corp.
637,000	7.25%, due 8/15/25 (a)		653,059
			2,780,400

	Midstream	1.1%
	Rockpoint Gas Storage Canada Ltd.
700,000	7.00%, due 3/31/23 (a)		693,487
	Oil and Gas Services	3.9%
	Archrock Partners LP / Archrock Partners Finance Corp.
425,000	6.875%, due 4/1/27 (a)		449,531
175,000	6.25%, due 4/1/28 (a)		182,656
	CSI Compressco LP / CSI Compressco Finance, Inc.
775,000	7.50%, due 4/1/25 (a)		779,358
	CVR Energy, Inc.
500,000	5.25%, due 2/15/25 (a)		494,250
	USA Compression Partners LP/USA Compression Finance Corp.
315,000	6.875%, due 4/1/26		325,828
250,000	6.875%, due 9/1/27		262,922
			2,494,545
	Other Industrial	1.0%
	Modulaire Global Finance Plc
600,000	8.00%, due 2/15/23 (a)		610,869
	Packaging	1.0%
	Mauser Packaging Solutions Holding Co.
620,000	5.50%, due 4/15/24 (a)		623,230
	Paper	2.1%
	Clearwater Paper Corp.
500,000	4.75%, due 8/15/28 (a)		512,978
	Mercer International, Inc.
560,000	5.50%, due 1/15/26		574,873
200,000	5.125%, due 2/1/29 (a)		203,750
			1,291,601
	Pipelines	3.4%
	Genesis Energy LP / Genesis Energy Finance Corp.
75,000	8.00%, due 1/15/27		75,953
500,000	7.75%, due 2/1/28		494,480
	Martin Midstream Partners LP / Martin Midstream Finance Corp.
300,000	11.50%, due 2/28/25 (a)		304,500
	Summit Midstream Holdings, LLC
700,000	5.50%, due 8/15/22		681,625
	TransMontaigne Partners LP/TLP Finance Corp.
600,000	6.125%, due 2/15/26		606,114
			2,162,672
	Poultry	1.1%
	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
700,000	4.625%, due 3/1/29 (a)		710,343
	Publishing and Broadcasting	1.1%
	Salem Media Group, Inc.
675,000	6.75%, due 6/1/24 (a)		664,875
	Radio	4.5%
	Beasley Mezzanine Holdings LLC
700,000	8.625%, due 2/1/26 (a)		710,500
	Entercom Media Corp.
650,000	7.25%, due 11/1/24 (a)		658,629

	Townsquare Media, Inc.
710,000	6.875%, due 2/1/26 (a)		743,724
	Urban One, Inc.
700,000	7.375%, due 2/1/28 (a)		707,000
			2,819,853
	Real Estate	0.7%
	GEO Group, Inc.
500,000	5.125%, due 4/1/23		459,063
	REITs - Storage	0.9%
	Iron Mountain, Inc.
550,000	5.00%, due 7/15/28 (a)		571,318
	Retail - Leisure Products	1.1%
	Party City Holdings, Inc.
700,000	8.75%, due 2/15/26 (a)		715,313
	Retail - Office Supplies	1.7%
	Staples, Inc.
500,000	7.50%, due 4/15/26 (a)		501,850
600,000	10.75%, due 4/15/27 (a)		573,749
			1,075,599
	Software and Services	0.7%
	Donnelley Financial Solutions, Inc.
250,000	8.25%, due 10/15/24		261,250
	Exela Intermediate LLC/Exela Finance, Inc.
600,000	10.00%, due 7/15/23 (a)		194,250
			455,500
	Supermarkets	0.5%
	KeHE Distributors LLC / KeHE Finance Corp.
290,000	8.625%, due 10/15/26 (a)		323,305
	Technology	0.5%
	Granite Merger Sub 2, Inc.
250,000	11.00%, due 7/15/27 (a)		287,296
	Telecommunications	0.9%
	Plantronics, Inc.
550,000	5.50%, due 5/31/23 (a)		554,958
	Tobacco Manufacturing	1.0%
	Vector Group Ltd.
625,000	5.75%, due 2/1/29 (a)		648,828
	Transportation Services	2.2%
	Bristow Group, Inc.
750,000	6.875%, due 3/1/28 (a)		758,437
	LBC Tank Terminals Holding
600,000	6.875%, due 5/15/23 (a)		601,125
			1,359,562

	Wireline Telecommunications Services	1.1%
	Intrado Corp.
700,000	8.50%, due 10/15/25 (a)		696,063
	Total Corporate Bonds (cost $59,982,117)		59,662,338

	SHORT-TERM INVESTMENTS	5.0%
3,169,990	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)		3,169,990
	Total Short-Term Investments (cost $3,169,990)		3,169,990

	Total Investments (cost $63,152,107)	99.7%	62,832,328
	Other Assets less Liabilities	0.3%	161,149
	TOTAL NET ASSETS	100.0%	$62,993,477

(a)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of February 28, 2021, the value of these investments was $50,957,830 or 80.89% of total net assets.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2021.
(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security is in default.
(e)	Security valued at fair value using methods determined in good faith by or at the direction of the
	Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
	As of February 28, 2021, the total value of fair valued securities was $478,000 or 0.76% of
	total net assets.

PIA High Yield Fund
Summary of Fair Value Disclosure at February 28, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2021:

PIA High Yield Fund	Level 1	Level 2	Level 3	Total

Fixed Income
Corporate Bonds	$-	$59,184,338	$478,000	$59,662,338
Total Fixed Income	-	59,184,338	478,000	59,662,338
Money Market Fund	3,169,990	-	-	3,169,990
Total Investments	$3,169,990	$59,184,338	$478,000	$62,832,328

Refer to the Fund’s schedule of investments for a detailed break-out of securities.

Level 3 Reconciliation Disclosure
Investments in Securities, at Value
Corporate Bonds
Balance as of November 30, 2020	$126,000
Accrued discounts/premiums	886
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(886)
Purchases	-
Sales	-
Transfers in and/or out of Level 3	$352,000
Balance as of February 28, 2021	$478,000

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at February 28, 2021, and still classified as Level 3 was $(886).